Unaudited interim condensed consolidated statements of changes in equity - CHF (SFr) SFr in Millions	Total	Share capital	Treasury shares	Capital reserves	Other reserves	Accumulated income / (losses)
Equity at beginning of period at Dec. 31, 2021	SFr 848.4	SFr 33.5	SFr (25.0)	SFr 1,044.0	SFr (3.4)	SFr (200.6)
Net income	63.5					63.5
Other comprehensive (loss) income	5.3				5.3
Total comprehensive income / (loss)	68.8				5.3	63.5
Share-based compensation	1.8			1.8
Sale of treasury shares	22.4		0.4	22.0
Tax impact on transactions with treasury shares	(4.0)			(4.0)
Purchase of treasury shares	(1.5)		(1.5)
Equity at end of period at Jun. 30, 2022	935.9	33.5	(26.1)	1,063.8	1.8	(137.1)
Equity at beginning of period at Mar. 31, 2022	878.3	33.5	(25.8)	1,060.2	(3.2)	(186.3)
Net income	49.1					49.1
Other comprehensive (loss) income	5.1				5.1
Total comprehensive income / (loss)	54.2				5.1	49.1
Share-based compensation	0.8			0.8
Sale of treasury shares	3.7		0.1	3.6
Tax impact on transactions with treasury shares	(0.7)			(0.7)
Purchase of treasury shares	(0.4)		(0.4)
Equity at end of period at Jun. 30, 2022	935.9	33.5	(26.1)	1,063.8	1.8	(137.1)
Equity at beginning of period at Dec. 31, 2022	969.5	33.5	(26.1)	1,105.1	0.0	(142.9)
Net income	47.7					47.7
Other comprehensive (loss) income	(3.6)				(3.6)
Total comprehensive income / (loss)	44.0				(3.6)	47.7
Share-based compensation	8.5			8.5
Sale of treasury shares	6.3		0.1	6.1
Tax impact on transactions with treasury shares	(1.1)			(1.1)
Purchase of treasury shares	(0.5)		(0.5)
Equity at end of period at Jun. 30, 2023	1,026.7	33.5	(26.4)	1,118.6	(3.7)	(95.2)
Equity at beginning of period at Mar. 31, 2023	1,018.7	33.5	(26.1)	1,109.6	0.4	(98.5)
Net income	3.3					3.3
Other comprehensive (loss) income	(4.0)				(4.0)
Total comprehensive income / (loss)	(0.7)				(4.0)	3.3
Share-based compensation	6.2			6.2
Sale of treasury shares	3.5		0.1	3.5
Tax impact on transactions with treasury shares	(0.7)			(0.7)
Purchase of treasury shares	(0.4)		(0.4)
Equity at end of period at Jun. 30, 2023	SFr 1,026.7	SFr 33.5	SFr (26.4)	SFr 1,118.6	SFr (3.7)	SFr (95.2)